Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Table]
Net interest income	$ 1,634	$ 1,746		$ 1,607	$ 3,380	$ 3,196
Non-interest income					15,149	14,603
Income					18,529	17,798
Credit loss (expense) / release	(7)	(18)		80	(25)	108
Total revenues	9,036	9,494		8,991	18,529	17,798
Operating expenses	6,577	6,916		6,589	13,492	13,274
Operating profit / (loss) before tax	2,452	2,559		2,481	5,012	4,632
Tax expense / (benefit)	478	547	$ 563	563	1,026	1,001
Net profit / (loss)	1,974	2,012		$ 1,919	3,986	3,631
Additional information
Total assets	1,112,474	$ 1,139,876	1,116,145		1,112,474
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively			17,000
Global Wealth Management
Disclosure Of Operating Segments [Table]
Net interest income					2,409	2,023
Non-interest income					7,168	7,582
Income					9,577	9,606
Credit loss (expense) / release					10	16
Operating expenses					7,174	6,958
Operating profit / (loss) before tax					2,413	2,664
Additional information
Total assets	397,112		395,235		397,112
Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Net interest income					1,057	1,039
Non-interest income					1,089	1,063
Income					2,146	2,103
Credit loss (expense) / release					(57)	69
Operating expenses					1,260	1,286
Operating profit / (loss) before tax					829	886
Additional information
Total assets	222,479		225,425		222,479
Asset Management
Disclosure Of Operating Segments [Table]
Net interest income					(7)	(7)
Non-interest income					1,958	1,310
Income					1,950	1,303
Credit loss (expense) / release					0	0
Operating expenses					815	822
Operating profit / (loss) before tax					1,135	481
Additional information
Total assets	18,225		25,202		18,225
Investment Bank
Disclosure Of Operating Segments [Table]
Net interest income					104	244
Non-interest income					4,897	4,479
Income					5,000	4,724
Credit loss (expense) / release					24	23
Operating expenses					3,729	3,698
Operating profit / (loss) before tax					1,295	1,049
Additional information
Total assets	388,510		346,641		388,510
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively			14,000
Group Functions
Disclosure Of Operating Segments [Table]
Net interest income					(182)	(103)
Non-interest income					37	167
Income					(144)	64
Credit loss (expense) / release					(2)	(1)
Operating expenses					514	511
Operating profit / (loss) before tax					(660)	$ (448)
Additional information
Total assets	$ 86,149		$ 123,641		$ 86,149